PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 127,462	$ 124,268
Additions, net of disposals and assets reclassified as held for sale	3,871
Disposals, property, plant and equipment	857
Depreciation expenses	(3,075)
Foreign currency translation	2,755
Increase (decrease) in property, plant and equipment	3,194
Right-of-use assets	4,700	4,400
Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	500
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		55,243
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	38,091	37,293
Additions, net of disposals and assets reclassified as held for sale	926
Disposals, property, plant and equipment	56
Depreciation expenses	(893)
Foreign currency translation	701
Increase (decrease) in property, plant and equipment	798
Right-of-use assets	3,400	3,500
Infrastructure | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	120
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,853	15,838
Additions, net of disposals and assets reclassified as held for sale	490
Disposals, property, plant and equipment	316
Depreciation expenses	(359)
Foreign currency translation	200
Increase (decrease) in property, plant and equipment	15
Right-of-use assets	1,100	1,100
Real Estate | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,296	15,894
Additions, net of disposals and assets reclassified as held for sale	1,395
Disposals, property, plant and equipment	491
Depreciation expenses	(929)
Foreign currency translation	172
Increase (decrease) in property, plant and equipment	402
Right-of-use assets	6,500	6,600
Private Equity and Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,500	1,500
Renewable Power and Transition
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	57,222
Additions, net of disposals and assets reclassified as held for sale	1,060
Disposals, property, plant and equipment	(6)
Depreciation expenses	(894)
Foreign currency translation	1,682
Increase (decrease) in property, plant and equipment	1,979
Right-of-use assets	504	$ 435
Renewable Power and Transition | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	125
Private Equity | Total
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 255